Basis of Presentation (Details) € in Thousands, $ in Thousands													1 Months Ended						12 Months Ended
	Dec. 02, 2020 EUR (€) item	Dec. 01, 2020	Sep. 02, 2020 USD ($)	Apr. 14, 2020 EUR (€)	Mar. 30, 2020 shares	Dec. 03, 2019 EUR (€) item	Jul. 24, 2019 EUR (€) shares	Jul. 23, 2019	Apr. 16, 2019 EUR (€) item	Aug. 31, 2018	Jan. 26, 2018 USD ($)	Jan. 12, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Jun. 30, 2019	Apr. 30, 2019 EUR (€)	Mar. 31, 2019	Sep. 30, 2018 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Oct. 01, 2020 USD ($) facility Center	Oct. 01, 2020 EUR (€) facility Center	Jul. 20, 2020 USD ($) facility Center	Dec. 28, 2018 USD ($)	Aug. 01, 2018 USD ($)	Mar. 19, 2018 EUR (€)	May 11, 2016 USD ($) Center item	May 11, 2016 EUR (€) Center item
Basis of presentation
Increase in other current financial asset																				€ 1,717,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																				1,716,147	€ 465,548
Other current assets													€ 58,111						€ 51,750	58,111
Share capital increase																			10,000
Deferred tax liability (asset)													(340,803)						(406,892)	(340,803)	(291,859)	€ (322,755)
Tax loss carryforwards
Basis of presentation
Deferred tax liability (asset)													60,799						65,087	60,799	57,357
Tax loss carryforwards that will be recovered in less than 5 years
Basis of presentation
Deferred tax liability (asset)													48,000						42,363	48,000
Plasmavita Healthcare GmbH (Germany)
Basis of presentation
Contribution Made				€ 10,000
Ownership interest in joint venture (as a percent)				50.00%																		50.00%
Non-controlling interests
Basis of presentation
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																			(405,698)	1,517,180	€ 469,010
Translation differences
Basis of presentation
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																				€ (22,009)
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostics Solutions, Inc.
Basis of presentation
Minority shareholder interest																				45.00%
Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation
Share of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method, Excluding Impairment Loss																			€ 11,531
Consideration Received in Shares | shares					1,766,000,000
Minority shareholder interest																				45.00%
Proportion of ownership interest in associate					26.20%												26.20%		26.20%
Increase in other current financial asset																				€ 1,717,000
Increase (decrease) through changes in ownership interest on non-controlling interests																				€ 1,511,000
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostics Solutions, Inc.
Basis of presentation
Economic rights (as a percent)																	45.00%
Ownership interest acquired (as a percent)																	40.00%
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostics Solutions, Inc.
Basis of presentation
Number of shares to be delivered | shares					90
Economic rights (as a percent)					45.00%
Ownership interest acquired (as a percent)					40.00%
Green Cross
Basis of presentation
Consideration transferred | $																									$ 457,000
Cash paid																							$ 457,160	€ 387,917
Number of purification facilities | facility																							2	2	2
Number of plasma collection centers | Center																							11	11	11
Biotest Us Corporation and Haema AG
Basis of presentation
Consideration for sale of subsidiary | $																										$ 538,014
Alkahest, Inc. (USA)
Basis of presentation
Ownership in subsidiary (as a percent)			57.55%
Consideration transferred | $			$ 146,000
Biotest US Corporation
Basis of presentation
Ownership interest acquired (as a percent)																											100.00%
Consideration transferred | $																											$ 286,454
Haema AG (Germany)
Basis of presentation
Ownership interest acquired (as a percent)																												100.00%
Consideration transferred																												€ 220,191
Goetech, LLC (USA)
Basis of presentation
Ownership in subsidiary (as a percent)											54.76%
Share capital increase | $											$ 98,000
Aigues Minerals de Vilajuiga, S.A
Basis of presentation
Ownership in subsidiary (as a percent)												100.00%
Ownership interest acquired (as a percent)												50.00%
Consideration transferred												€ 550
Grifols Malaysia Sdn Bhd
Basis of presentation
Ownership in subsidiary (as a percent)																			30.00%
Grifols (Thailand) Pte Ltd
Basis of presentation
Number of classes of shares | shares																			2
Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC
Basis of presentation
Cash paid																													$ 100,000	€ 88,215
Call option price | $																													100,000
Agreed payment amount for call option																													$ 10,000	€ 9,007
Interstate Blood Bank, Inc
Basis of presentation
Ownership interest acquired (as a percent)																													49.19%	49.19%
Bio Blood Components Inc.
Basis of presentation
Ownership interest acquired (as a percent)																													48.97%	48.97%
Plasma Biological Services, LLC.
Basis of presentation
Ownership interest acquired (as a percent)																													48.90%	48.90%
Number of plasma collection centers | Center																													26	26
Number of blood donation centers | Center																													9	9
Number of laboratories | item																													1	1
VCN Bioscience S.L
Basis of presentation
Ownership in subsidiary (as a percent)	86.83%	81.34%
Number of share capital increases | item	1
First share capital increase	€ 5,000
Araclon Biotech , S.L
Basis of presentation
Ownership in subsidiary (as a percent)						75.10%			75.10%							75.10%
Share capital increase													€ 5,900			€ 16,800
Number of share capital increases | item						2			2
First share capital increase									€ 16,800
Second share capital increase						€ 5,900
Progenika Biopharma, S.A. (Spain)
Basis of presentation
Ownership in subsidiary (as a percent)							100.00%	99.99%		96.64%				100.00%	99.99%			99.99%
Share capital increase														€ 4				€ 4,333
Cash paid							€ 4
Number of shares acquired | shares							33
Minimum
Basis of presentation
Ownership in subsidiary (as a percent)																			20.00%
Maximum
Basis of presentation
Ownership in subsidiary (as a percent)																			50.00%